Related parties (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions between related parties
Conversion price per share			£ 1
Cash ratio deposits	0.18%
Threshold eligible liabilities	£ 600
Interest receivable	6,271	£ 5,784	£ 5,792
Interest payable	(790)	(1,012)	(1,253)
Fees and commissions receivable	2,054	1,890	1,900
Fees and commissions payable	(499)	(444)	(473)
Profit/(loss) for the year	2,069	(867)	(1,206)
Subsidiaries
Transactions between related parties
Interest receivable	363	491	646
Interest payable	(396)	(427)	(531)
Fees and commissions receivable	11	24	76
Fees and commissions payable	(2)	(1)	(62)
Other administrative expenses	(2,358)	(2,288)	(2,222)
Profit/(loss) for the year	(2,382)	(2,201)	(2,093)
Subsidiaries | Discontinued Operations
Transactions between related parties
Net expenses	(29)	(8)	(19)
Other administrative expenses		(81)	(27)
Profit/(loss) for the year	£ (29)	£ (89)	£ (46)